Note 10 - Guarantees	12 Months Ended
Dec. 31, 2015
Guarantees [Abstract]
Guarantees [Text Block]

NOTE 10:  GUARANTEES

EKC guarantees obligations to third parties for some of its consolidated subsidiaries. The maximum amount guaranteed is $17 million and the outstanding amount for those guarantees is $6 million.

In connection with the settlement of certain of the Company’s historical environmental liabilities at EBP and in accordance with the terms of the Amended EBP Settlement Agreement, in the event the historical EBP liabilities exceed $99 million, the Company will become liable for 50% of the portion above $99 million with no limitation to the maximum potential future payments.  There is no liability recorded related to this guarantee.

Indemnifications

Kodak issues indemnifications in certain instances when it sells businesses and real estate, and in the ordinary course of business with its customers, suppliers, service providers and business partners.  Further, Kodak indemnifies officers and directors who are, or were, serving at the Company’s request in such capacities.  Historically, costs incurred to settle claims related to these indemnifications have not been material to Kodak’s financial position, results of operations or cash flows.  Additionally, the fair value of the indemnifications that Kodak issued during the year ended December 31, 2015 was not material to Kodak’s financial position, results of operations or cash flows.

Warranty Costs

Kodak has warranty obligations in connection with the sale of its products and equipment.  The original warranty period is generally one year or less.  The costs incurred to provide for these warranty obligations are estimated and recorded as an accrued liability at the time of sale.  Kodak estimates its warranty cost at the point of sale for a given product based on historical failure rates and related costs to repair.  The change in Kodak's accrued warranty obligations balance, which is reflected in Other current liabilities in the accompanying Consolidated Statement of Financial Position, was as follows:

(in millions)

Accrued warranty obligations as of December 31, 2013	$12
Actual warranty experience	(14)
Warranty provisions	6
Accrued warranty obligations as of December 31, 2014	4
Actual warranty experience	(6)
Warranty provisions	5
Accrued warranty obligations as of December 31, 2015	$3

Kodak also offers its customers extended warranty arrangements that are generally one year, but may range from three months to five years after the original warranty period.  Kodak provides repair services and routine maintenance under these arrangements.  Kodak has not separated the extended warranty revenues and costs from the routine maintenance service revenues and costs, as it is not practicable to do so.  Therefore, these revenues and costs have been aggregated in the discussion that follows.  The change in Kodak's deferred revenue balance in relation to these extended warranty and maintenance arrangements, which is reflected in Other current liabilities in the accompanying Consolidated Statement of Financial Position, was as follows:

(in millions)

Deferred revenue on extended warranties as of December 31, 2013	$30
New extended warranty and maintenance arrangements	188
Recognition of extended warranty and maintenance arrangement revenue	(191)
Deferred revenue on extended warranties as of December 31, 2014	27
New extended warranty and maintenance arrangements	176
Recognition of extended warranty and maintenance arrangement revenue	(177)
Deferred revenue on extended warranties as of December 31, 2015	$26

Costs incurred under these extended warranty and maintenance arrangements for the years ended December 31, 2015 and December 31, 2014 amounted to $125 million and $148 million, respectively.